ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

8.      ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

	Year Ended December 31,
(In thousands)	2024	2023
Accrued and other current liabilities:
Payroll and welfare payable	$3,333	$3,124
Grants related to land use right	2,474	2,543
Payable to clinical study service	2,351	1,014
Payable to professional consulting service	1,365	1,023
Payable to sales and marketing services	1,417	1,985
Dividends and interest payable to Wuxi LP, current (Note 11)	1,849	753
Lease liabilities-current (Note 5)	1,221	728
Others	1,334	1,118
	$15,344	$12,288

Other Liabilities
Profit-sharing liability to Juventas	$11,821	$11,821
Dividends and interest payable to Wuxi LP, non current (Note 11)	1,015	2,045
Lease liabilities-noncurrent (Note 5)	2,535	1,616
	$15,371	$15,482

The profit-sharing liability represents the Company’s obligation to pay an increased share of future profits pursuant to the Supplementary Agreement with Juventas (see Note 1) which was conveyed by the Company in exchange for the additional equity interests in Juventas. The Company views this as a payment from a vendor that should reduce cost of revenues over the period of royalty payments. The long-term liability will be derecognized when payments are made on a systematic and rational basis representing the pattern in which the Company expects to settle the profit-sharing payment during the commercialization period of CNCT19.